Cover	Dec. 23, 2025
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	Albert Origin Acquisition Corporation
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	6770
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Central Index Key	0002083031
Amendment Flag	false
Entity Ex Transition Period	false